Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in the Company’s Consolidated Financial Statements included in the Annual Report on Form
20
-F for the year ended
December 31, 2016.
There have been
no
material changes to these policies in the
six
-month period ended
June 30, 2017,
except as discussed below.

On
January 1, 2017,
the Company adopted Accounting Standard Update (“ASU”)
No.
2015
-
11
- Inventory
(Topic
330
)
effective for the fiscal year ending
December 31, 2017
and interim periods within this fiscal year. The adoption of this guidance has had no
impact on the Company's results of operations, cash flows and net assets for any period.

On
January 1, 2017,
the Company adopted ASU
No.
2016
-
07
- Investments - Equity Method and Joint Ventures
(Topic
323
)
effective for the fiscal year ending
December 31, 2017
and interim periods within this fiscal year. The adoption of this guidance has had no
impact on the Company's results of operations, cash flows and net assets for any period.

In
May 2014,
the FASB issued ASU
2014
-
09
“Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The standard will be effective for public entities for annual reporting periods beginning after
December 15, 2017
and interim periods therein. The Company will adopt the standard as of
January 1, 2018
and is in the process of validating aspects of its preliminary assessment of ASU
2014
-
09,
determining the transitional impact and completing other items required for the adoption of ASU
2014
-
09.
  The Company is considering the business assumptions, processes, systems and controls to fully determine revenue recognition and disclosure under the new standard. The Company’s initial assessment may
change as the Company continues to review the new guidance.

New Accounting Pronouncements
Not
Yet Adopted

In
January 2017,
the FASB issued ASU
2017
-
01
- Business Combinations (
Topic
805
) to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not
constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not
a business. This update is effective for public entities with reporting periods beginning after
December 15, 2017,
including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period (i) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance and (ii) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In
January 2017,
the FASB issued ASU
2017
-
03
- Accounting Changes and Error Corrections (
Topic
250
) and Investments-Equity Method and Joint Ventures (
Topic
323
). The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to the Company’s Consolidated Financial Statements was from the
September 2016
meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU
2014
-
09
), leases (ASU
2016
-
02
) and credit losses on financial instruments (ASU
2016
-
13
) in accordance with SAB Topic
11.M.
Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC
250
and adds references to that guidance in the transition paragraphs of each of the three
new standards. The adoption of this new accounting guidance will not
have a material effect on the Company’s Consolidated Financial Statements.